Loans and Allowance for Loan Losses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Schedule of Amounts Recognized in Balance Sheet
Loans in the accompanying consolidated balance sheets consisted of the following:

	March 31,	December 31,
(Dollars in thousands)	2022	2021
Real estate loans:
Non-farm non-residential owner occupied	$477,573	$383,941
Non-farm non-residential non-owner occupied	463,618	445,308
Residential	225,649	213,264
Construction, development & other	414,653	320,335
Farmland	13,467	9,934
Commercial & industrial	756,005	611,348
Consumer	3,304	4,001
Other	93,676	80,593

	2,447,945	2,068,724
Allowance for loan losses	(23,312)	(19,295)

Loans, net	$2,424,633	$2,049,429

Loans in the accompanying consolidated balance sheets consisted of the following:

	December 31,
(Dollars in thousands)	2021	2020
Real estate loans:
Non-farm non-residential owner occupied	$383,941	$353,273
Non-farm non-residential non-owner occupied	445,308	277,804
Residential	213,264	140,622
Construction, development & other	320,335	98,207
Farmland	9,934	4,653
Commercial & industrial	611,348	645,928
Consumer	4,001	4,157
Other	80,593	31,448

	2,068,724	1,556,092
Allowance for loan losses	(19,295)	(11,979)

Loans, net	$2,049,429	$1,544,113

Schedule of Non-accrual and Accruing Past Due Loans, Segregated by Class of Loans
Non-accrual
loans and accruing loans past due more than 90 days segregated by class of loans were as follows:

	March 31,		December 31,
	2022		2021
(Dollars in thousands)	Non-accrual	Accruing loans past due more than 90 days	Non-accrual	Accruing loans past due more than 90 days
Real estate loans:
Non-farm non-residential owner occupied	$986	$—	$1,008	$—
Non-farm non-residential non-owner occupied	334	—	346	—
Residential	121	—	127	—
Construction, development & other	238	—	244	—
Farmland	—	—	—	—
Commercial & industrial	8,210	40	8,297	278
Consumer	—	—	—	—
Other	—	—	—	—
Purchased credit impaired	7	—	8	—

	$9,896	$40	$10,030	$278

Non-accrual
loans and accruing loans past due more than 90 days segregated by class of loans were as follows:

	December 31,
	2021		2020
(Dollars in thousands)	Non-accrual	Accruing loans past due more than 90 days	Non-accrual	Accruing loans past due more than 90 days
Real estate loans:
Non-farm non-residential owner occupied	$1,008	$—	$1,944	$569
Non-farm non-residential non-owner occupied	346	—	385	—
Residential	127	—	85	183
Construction, development & other	244	—	264	—
Farmland	—	—	—	—
Commercial & industrial	8,297	278	4,155	—
Consumer	—	—	—	—
Other	—	—	—	—
Purchased credit impaired	8	—	424	—

	$10,030	$278	$7,257	$752

Schedule of Aging Past Due Loans, Segregated by Class of Loans
An age analysis of past due loans, segregated by class of loans, were as follows:

	March 31, 2022
(Dollars in thousands)	30-59 days	60-89 days	Over 90 days	Total past due	Total current	Total loans
Real estate loans:
Non-farm non-residential owner occupied	$451	$379	$986	$1,816	$475,757	$477,573
Non-farm non-residential non-owner occupied	1,933	150	334	2,417	460,470	462,887
Residential	1,438	—	121	1,559	224,090	225,649
Construction, development & other	401	—	238	639	409,919	410,558
Farmland	—	—	—	—	13,467	13,467
Commercial & industrial	542	496	8,250	9,288	746,655	755,943
Consumer	44	—	—	44	3,260	3,304
Other	151	—	—	151	93,525	93,676
Purchased credit impaired	—	—	7	7	4,881	4,888

	$4,960	$1,025	$9,936	$15,921	$2,432,024	$2,447,945

	December 31, 2021
(Dollars in thousands)	30-59 days	60-89 days	Over 90 days	Total past due	Total current	Total loans
Real estate loans:
Non-farm non-residential owner occupied	$291	$—	$1,008	$1,299	$382,642	$383,941
Non-farm non-residential non-owner occupied	161	—	346	507	444,079	444,586
Residential	230	—	127	357	212,822	213,179
Construction, development & other	—	395	244	639	315,584	316,223
Farmland	—	—	—	—	9,934	9,934
Commercial & industrial	960	457	8,575	9,992	601,291	611,283
Consumer	9	—	—	9	3,992	4,001
Other	18	1	—	19	80,574	80,593
Purchased credit impaired	—	—	8	8	4,976	4,984

	$1,669	$853	$10,308	$12,830	$2,055,894	$2,068,724

An age analysis of past due loans, segregated by class of loans, were as follows:

	December 31, 2021
(Dollars in thousands)	30-59 days	60-89 days	Over 90 days	Total past due	Total current	Total loans
Real estate loans:
Non-farm non-residential owner occupied	$291	$—	$1,008	$1,299	$382,642	$383,941
Non-farm non-residential non-owner occupied	161	—	346	507	444,079	444,586
Residential	230	—	127	357	212,822	213,179
Construction, development & other	—	395	244	639	315,584	316,223
Farmland	—	—	—	—	9,934	9,934
Commercial & industrial	960	457	8,575	9,992	601,291	611,283
Consumer	9	—	—	9	3,992	4,001
Other	18	1	—	19	80,574	80,593
Purchased credit impaired	—	—	8	8	4,976	4,984

	$1,669	$853	$10,308	$12,830	$2,055,894	$2,068,724

	December 31, 2020
(Dollars in thousands)	30-59 days	60-89 days	Over 90 days	Total past due	Total current	Total loans
Real estate loans:
Non-farm non-residential owner occupied	$287	$—	$2,512	$2,799	$350,474	$353,273
Non-farm non-residential non-owner occupied	1,734	—	385	2,119	271,785	273,904
Residential	287	—	269	556	140,048	140,604
Construction, development & other	—	—	264	264	93,820	94,084
Farmland	—	—	—	—	4,653	4,653
Commercial & industrial	842	256	4,155	5,253	640,405	645,658
Consumer	50	—	—	50	4,107	4,157
Other	21	—	—	21	31,427	31,448
Purchased credit impaired	—	—	424	424	7,887	8,311

	$3,221	$256	$8,009	$11,486	$1,544,606	$1,556,092

Schedule of Impaired Loans by Class of Loans
The following tables present impaired loans by class of loans:

	March 31, 2022
(Dollars in thousands)	Unpaid contractual principal balance	Recorded investment with no allowance	Recorded investment with allowance	Total recorded investment	Related allowance	Average recorded investment during period
Real estate loans:
Non-farm non-residential owner occupied	$986	$986	$—	$986	$—	$997
Non-farm non-residential non-owner occupied	5,603	5,595	—	5,595	—	5,613
Residential	124	121	—	121	—	124
Construction, development & other	235	238	—	238	—	241
Farmland	—	—	—	—	—	—
Commercial & industrial	9,000	7,522	1,483	9,005	297	9,045
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—
Purchased credit impaired	62	—	61	61	15	63

	$16,010	$14,462	$1,544	$16,006	$312	$16,083

	December 31, 2021
(Dollars in thousands)	Unpaid contractual principal balance	Recorded investment with no allowance	Recorded investment with allowance	Total recorded investment	Related allowance	Average recorded investment during year
Real estate loans:
Non-farm non-residential owner occupied	$1,008	$1,008	$—	$1,008	$—	$1,051
Non-farm non-residential non-owner occupied	5,641	5,630	—	5,630	—	5,680
Residential	130	127	—	127	—	138
Construction, development & other	241	244	—	244	—	255
Farmland	—	—	—	—	—	—
Commercial & industrial	8,297	7,331	967	8,298	290	9,117
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—
Purchased credit impaired	65	—	65	65	17	71

	$15,382	$14,340	$1,032	$15,372	$307	$16,312

The following tables present impaired loans by class of loans:

	December 31, 2021
(Dollars in thousands)	Unpaid contractual principal balance	Recorded investment with no allowance	Recorded investment with allowance	Total recorded investment	Related allowance	Average recorded investment during year
Real estate loans:
Non-farm non-residential owner occupied	$1,008	$1,008	$—	$1,008	$—	$1,051
Non-farm non-residential non-owner occupied	5,641	5,630	—	5,630	—	5,680
Residential	130	127	—	127	—	138
Construction, development & other	241	244	—	244	—	255
Farmland	—	—	—	—	—	—
Commercial & industrial	8,297	7,331	967	8,298	290	9,117
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—
Purchased credit impaired	65	—	65	65	17	71

	$15,382	$14,340	$1,032	$15,372	$307	$16,312

	December 31, 2020
(Dollars in thousands)	Unpaid contractual principal balance	Recorded investment with no allowance	Recorded investment with allowance	Total recorded investment	Related allowance	Average recorded investment during year
Real estate loans:
Non-farm non-residential owner occupied	$1,944	$1,944	$—	$1,944	$—	$1,754
Non-farm non-residential non-owner occupied	385	384	—	384	—	406
Residential	85	83	—	83	—	70
Construction, development & other	264	267	—	267	—	188
Farmland	—	—	—	—	—	—
Commercial & industrial	4,737	3,706	1,031	4,737	136	4,904
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—
Purchased credit impaired	—	—	—	—	—	—

	$7,415	$6,384	$1,031	$7,415	$136	$7,322

	December 31, 2019
(Dollars in thousands)	Unpaid contractual principal balance	Recorded investment with no allowance	Recorded investment with allowance	Total recorded investment	Related allowance	Average recorded investment during year
Real estate loans:
Non-farm non-residential owner occupied	$57	$57	$—	$57	$—	$59
Non-farm non-residential non-owner occupied	—	—	—	—	—	—
Residential	458	459	—	459	—	462
Construction, development & other	—	—	—	—	—	—
Farmland	—	—	—	—	—	—
Commercial & industrial	3,343	995	2,348	3,343	1,178	4,180
Consumer	14	14	—	14	—	17
Other	34	—	34	34	8	35
Purchased credit impaired	295	171	—	171	—	182

	$4,201	$1,696	$2,382	$4,078	$1,186	$4,935

Summary of Troubled Debt Restructuring
During the three months ended March 31, 2022, the terms of one loan were modified as a troubled debt restructuring (“TDR”). The terms of three loans were modified as TDRs prior to December 31, 2021. The following table presents modifications of loans the Company considers to be TDR loans:

March 31, 2022
Loan modifications
(Dollars in thousands)	Number of loans	Pre- restructuring recorded investment	Post- restructuring recorded investment	Adjusted interest rate	Payment deferral	Combined rate and payment deferral
Real estate loans:
Non-farm non-residential owner occupied	3	$865	$865	$—	$865	$—
Non-farm non-residential non-owner occupied	—	—	—	—	—	—
Residential	—	—	—	—	—	—
Construction, development & other	—	—	—	—	—	—
Farmland	—	—	—	—	—	—
Commercial & industrial	1	790	790	—	790	—
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—

	4	$1,655	$1,655	$—	$1,655	$—

December 31, 2021
Loan modifications
(Dollars in thousands)	Number of loans	Pre- restructuring recorded investment	Post- restructuring recorded investment	Adjusted interest rate	Payment deferral	Combined rate and payment deferral
Real estate loans:
Non-farm non-residential owner occupied	3	$927	$927	$—	$927	$—
Non-farm non-residential non-owner occupied	—	—	—	—	—	—
Residential	—	—	—	—	—	—
Construction, development & other	—	—	—	—	—	—
Farmland	—	—	—	—	—	—
Commercial & industrial	2	758	758	—	758	—
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—

	5	$1,685	$1,685	$—	$1,685	$—

During the year ended December 31, 2021 and 2020, the terms of one loan were modified as a troubled debt restructuring (“TDR”). The following table presents modifications of loans the Company considers to be TDR loans:

December 31, 2021
Loan modifications
(Dollars in thousands)	Number of loans	Pre- restructuring recorded investment	Post- restructuring recorded investment	Adjusted interest rate	Payment deferral	Combined rate and payment deferral
Real estate loans:
Non-farm non-residential owner occupied	3	$878	$878	$—	$878	$—
Non-farm non-residential non-owner occupied	1	5,294	5,294	—	5,294	—
Residential	—	—	—	—	—	—
Construction, development & other	—	—	—	—	—	—
Farmland	—	—	—	—	—	—
Commercial & industrial	—	—	—	—	—	—
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—

	4	$6,172	$6,172	$—	$6,172	$—

December 31, 2020
Loan modifications
(Dollars in thousands)	Number of loans	Pre- restructuring recorded investment	Post- restructuring recorded investment	Adjusted interest rate	Payment deferral	Combined rate and payment deferral
Real estate loans:
Non-farm non-residential owner occupied	3	$927	$927	$—	$927	$—
Non-farm non-residential non-owner occupied	—	—	—	—	—	—
Residential	—	—	—	—	—	—
Construction, development & other	—	—	—	—	—	—
Farmland	—	—	—	—	—	—
Commercial & industrial	2	758	758	—	758	—
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—

	5	$1,685	$1,685	$—	$1,685	$—

Summary of Internal Ratings of Loans
The following tables summarize the Company’s internal ratings of its loans:

	March 31, 2022
(Dollars in thousands)	Pass	Special Mention	Substandard	Purchased Credit Impaired	Doubtful	Total
Real estate loans:
Non-farm non-residential owner occupied	$466,035	$4,695	$6,843	$—	$—	$477,573
Non-farm non-residential non-owner occupied	454,476	—	8,411	731	—	463,618
Residential	224,593	—	1,056	—	—	225,649
Construction, development & other	410,319	—	238	4,096	—	414,653
Farmland	13,467	—	—	—	—	13,467
Commercial & industrial	751,356	—	4,588	61	—	756,005
Consumer	3,283	21	—	—	—	3,304
Other	93,676		—	—	—	93,676

	$2,417,205	$4,716	$21,136	$4,888	$—	$2,447,945

	December 31, 2021
(Dollars in thousands)	Pass	Special Mention	Substandard	Purchased Credit Impaired	Doubtful	Total
Real estate loans:
Non-farm non-residential owner occupied	$370,062	$6,953	$6,926	$—	$—	$383,941
Non-farm non-residential non-owner occupied	428,972	8,338	7,276	722	—	445,308
Residential	212,109	—	1,069	86	—	213,264
Construction, development & other	315,979	—	244	4,112	—	320,335
Farmland	9,934	—	—	—	—	9,934
Commercial & industrial	605,322	1,146	4,816	64	—	611,348
Consumer	3,979	22	—	—	—	4,001
Other	80,593	—	—	—	—	80,593

	$2,026,950	$16,459	$20,331	$4,984	$—	$2,068,724

The following tables summarize the Company’s internal ratings of its loans:

	December 31, 2021
(Dollars in thousands)	Pass	Special Mention	Substandard	Purchased Credit Impaired	Doubtful	Total
Real estate loans:
Non-farm non-residential owner occupied	$370,062	$6,953	$6,926	$—	$—	$383,941
Non-farm non-residential non-owner occupied	428,972	8,338	7,276	722	—	445,308
Residential	212,109	—	1,069	86	—	213,264
Construction, development & other	315,979	—	244	4,112	—	320,335
Farmland	9,934	—	—	—	—	9,934
Commercial & industrial	605,322	1,146	4,816	64	—	611,348
Consumer	3,979	22	—	—	—	4,001
Other	80,593	—	—	—	—	80,593

	$2,026,950	$16,459	$20,331	$4,984	$—	$2,068,724

	December 31, 2020
(Dollars in thousands)	Pass	Special Mention	Substandard	Purchased Credit Impaired	Doubtful	Total
Real estate loans:
Non-farm non-residential owner occupied	$335,442	$12,189	$5,642	$—	$—	$353,273
Non-farm non-residential non-owner occupied	255,468	12,706	5,730	3,900	—	277,804
Residential	139,743	—	861	18	—	140,622
Construction, development & other	93,817	—	267	4,123	—	98,207
Farmland	4,653	—	—	—	—	4,653
Commercial & industrial	629,093	6,144	9,847	270	574	645,928
Consumer	4,157	—	—	—	—	4,157
Other	31,448	—	—	—	—	31,448

	$1,493,821	$31,039	$22,347	$8,311	$574	$1,556,092

Schedule of Allowance for Loan Losses
The following tables detail the activity in the allowance for loan losses by portfolio segment:

	For the Three Months Ended March 31, 2022
(Dollars in thousands)	Beginning balance	Provision for loan losses	Charge- offs	Recoveries	Ending balance
Real estate loans:
Non-farm non-residential owner occupied	$3,456	$631	$—	$—	$4,087
Non-farm non-residential non-owner occupied	5,935	(322)	—	—	5,613
Residential	957	(191)	—	—	766
Construction, development & other	2,064	260	—	—	2,324
Farmland	45	(1)	—	—	44
Commercial & industrial	6,500	3,669	—	4	10,173
Consumer	6	(14)	—	13	5
Other	332	(32)	—	—	300

	$19,295	$4,000	$—	$17	$23,312

	For the Three Months Ended March 31, 2021
(Dollars in thousands)	Beginning balance	Provision for loan losses	Charge- offs	Recoveries	Ending balance
Real estate loans:
Non-farm non-residential owner occupied	$2,608	$1,544	$—	$—	$4,152
Non-farm non-residential non-owner occupied	3,107	1,025	—	—	4,132
Residential	1,218	(280)	—	—	938
Construction, development & other	932	(230)	—	—	702
Farmland	32	—	—	—	32
Commercial & industrial	3,858	(538)	—	3	3,323
Consumer	35	(23)	—	—	12
Other	189	2	(13)	2	180

	$11,979	$1,500	$(13)	$5	$13,471

The following tables detail the activity in the allowance for loan losses by portfolio segment:

	For the Year Ended December 31, 2021
(Dollars in thousands)	Beginning balance	Provision for loan losses	Charge- offs	Recoveries	Ending balance
Real estate loans:
Non-farm non-residential owner occupied	$2,608	$848	$—	$—	$3,456
Non-farm non-residential non-owner occupied	3,107	2,828	—	—	5,935
Residential	1,218	(261)	—	—	957
Construction, development & other	932	1,132	—	—	2,064
Farmland	32	13	—	—	45
Commercial & industrial	3,858	5,233	(2,914)	323	6,500
Consumer	35	(30)	—	1	6
Other	189	160	(20)	3	332

	$11,979	$9,923	$(2,934)	$327	$19,295

	For the Year Ended December 31, 2020
(Dollars in thousands)	Beginning balance	Provision for loan losses	Charge- offs	Recoveries	Ending balance
Real estate loans:
Non-farm non-residential owner occupied	$2,158	$449	$—	$—	$2,608
Non-farm non-residential non-owner occupied	1,627	3,816	(2,336)	—	3,107
Residential	373	845	—	—	1,218
Construction, development & other	330	602	—	—	932
Farmland	29	3	—	—	32
Commercial & industrial	3,504	1,710	(1,389)	33	3,858
Consumer	16	22	(7)	5	35
Other	86	103	—	—	189

	$8,123	$7,550	$(3,732)	$38	$11,979

	For the Year Ended December 31, 2019
(Dollars in thousands)	Beginning balance	Provision for loan losses	Charge- offs	Recoveries	Ending balance
Real estate loans:
Non-farm non-residential owner occupied	$1,559	$550	$—	$50	$2,158
Non-farm non-residential non-owner occupied	1,669	(42)	—	—	1,627
Residential	219	154	—	—	373
Construction, development & other	306	24	—	—	330
Farmland	28	—	—	—	29
Commercial & industrial	3,063	918	(506)	29	3,504
Consumer	14	4	(2)	—	16
Other	69	17	—	—	86

	$6,927	$1,625	$(508)	$79	$8,123

Schedule of Allowance for Loan Losses for Loans Evaluated for Impairment Individually and Collectively
The following tables summarize the allocation of the allowance for loan losses, by portfolio segment, for loans evaluated for impairment individually and collectively:

	March 31, 2022
	Period end amounts of ALLL allocated to loans evaluated for impairment:
(Dollars in thousands)	Individually	Collectively	PCI	Total
Real estate loans:
Non-farm non-residential owner occupied	$—	$4,087	$—	$4,087
Non-farm non-residential non-owner occupied	—	5,613	—	5,613
Residential	—	766	—	766
Construction, development & other	—	2,324	—	2,324
Farmland	—	44	—	44
Commercial & industrial	297	9,861	15	10,173
Consumer	—	5	—	5
Other	—	300	—	300

	$297	$23,000	$15	$23,312

	December 31, 2021
	Period end amounts of ALLL allocated to loans evaluated for impairment:
(Dollars in thousands)	Individually	Collectively	PCI	Total
Real estate loans:
Non-farm non-residential owner occupied	$—	$3,456	$—	$3,456
Non-farm non-residential non-owner occupied	—	5,935	—	5,935
Residential	—	957	—	957
Construction, development & other	—	2,064	—	2,064
Farmland	—	45	—	45
Commercial & industrial	290	6,193	17	6,500
Consumer	—	6	—	6
Other	—	332	—	332

	$290	$18,988	$17	$19,295

The following tables summarize the allocation of the allowance for loan losses, by portfolio segment, for loans evaluated for impairment individually and collectively:

	December 31, 2021
	Period end amounts of ALLL allocated to loans evaluated for impairment:
(Dollars in thousands)	Individually	Collectively	PCI	Total
Real estate loans:
Non-farm non-residential owner occupied	$—	$3,456	$—	$3,456
Non-farm non-residential non-owner occupied	—	5,935	—	5,935
Residential	—	957	—	957
Construction, development & other	—	2,064	—	2,064
Farmland	—	45	—	45
Commercial & industrial	290	6,193	17	6,500
Consumer	—	6	—	6
Other	—	332	—	332

	$290	$18,988	$17	$19,295

	December 31, 2020
	Period end amounts of ALLL allocated to loans evaluated for impairment:
(Dollars in thousands)	Individually	Collectively	PCI	Total
Real estate loans:
Non-farm non-residential owner occupied	$—	$2,608	$—	$2,608
Non-farm non-residential non-owner occupied	—	3,107	—	3,107
Residential	—	1,218	—	1,218
Construction, development & other	—	932	—	932
Farmland	—	32	—	32
Commercial & industrial	136	3,722	—	3,858
Consumer	—	35	—	35
Other	—	189	—	189

	$136	$11,843	$—	$11,979

Schedule Of Allowance for Loan losses For loans evaluated for Impairment Methodology
The Company’s recorded investment in loans related to the balance in the allowance for loan losses on the basis of the Company’s impairment methodology is as follows:

	March 31, 2022
	Loans evaluated for impairment:
(Dollars in thousands)	Individually	Collectively	PCI	Total
Real estate loans:
Non-farm non-residential owner occupied	$986	$476,587	$—	$477,573
Non-farm non-residential non-owner occupied	5,595	458,023	—	463,618
Residential	121	225,528	—	225,649
Construction, development & other	238	414,415	—	414,653
Farmland	—	13,467	—	13,467
Commercial & industrial	9,005	746,939	61	756,005
Consumer	—	3,304	—	3,304
Other	—	93,676	—	93,676

	$15,945	$2,431,939	$61	$2,447,945

	December 31, 2021
	Loans evaluated for impairment:
(Dollars in thousands)	Individually	Collectively	PCI	Total
Real estate loans:
Non-farm non-residential owner occupied	$1,008	$382,933	—	$383,941
Non-farm non-residential non-owner occupied	5,630	439,678	—	445,308
Residential	127	213,137	—	213,264
Construction, development & other	244	320,091	—	320,335
Farmland	—	9,934	—	9,934
Commercial & industrial	8,298	602,985	65	611,348
Consumer	—	4,001	—	4,001
Other	—	80,593	—	80,593

	$15,307	$2,053,352	$65	$2,068,724

The company’s recorded investment in loans related to the balance in the allowance for loan losses on the basis of the Company’s impairment methodology is as follows:

	December 31, 2021
	Loans evaluated for impairment:
(Dollars in thousands)	Individually	Collectively	PCI	Total
Real estate loans:
Non-farm non-residential owner occupied	$1,008	$382,933	$—	$383,941
Non-farm non-residential non-owner occupied	5,630	439,678	—	445,308
Residential	127	213,137	—	213,264
Construction, development & other	244	320,091	—	320,335
Farmland	—	9,934	—	9,934
Commercial & industrial	8,363	602,920	65	611,348
Consumer	—	4,001	—	4,001
Other	—	80,593	—	80,593

	$15,372	$2,053,287	$65	$2,068,724

	December 31, 2020
	Loans evaluated for impairment:
(Dollars in thousands)	Individually	Collectively	PCI	Total
Real estate loans:
Non-farm non-residential owner occupied	$1,944	$351,329	—	$353,273
Non-farm non-residential non-owner occupied	384	273,519	3,901	277,804
Residential	83	140,521	18	140,622
Construction, development & other	267	93,817	4,123	98,207
Farmland	—	4,653	—	4,653
Commercial & industrial	4,737	640,921	270	645,928
Consumer	—	4,157	—	4,157
Other	—	31,448	—	31,448

	$7,415	$1,540,365	$8,312	$1,556,092

Schedule of Acquisition of Loans
In connection with the acquisition of loans from Heritage Bancorp, Inc. and its subsidiary, Heritage Bank, on January 1, 2020, the PCI loan portfolio was accounted for at fair value as follows:

Contractual required payments	$26,627
Non-accretable difference (expected loss)	15,027

Cash flows expected to be collected at acquisition	11,600
Accretable yield	1,850

Basis in acquired Heritage PCI loans	$9,750

In connection with the acquisition of loans from Heritage Bancorp, Inc. and its subsidiary, Heritage Bank on January 1, 2020, the PCI loan portfolio was accounted for at fair value as follows:

(Dollars in thousands)
Contractual required payments	$26,627
Non-accretable difference (expected loss)	15,027

Cash flows expected to be collected at acquisition	11,600
Accretable yield	1,850

Basis in acquired Heritage PCI loans	$9,750

Schedule of Gross Contractual Amounts Receivable Balances By Portfolio Segment PCI Loans
The following table presents the gross contractual amounts receivable balances, by portfolio segment, and the carrying amount of PCI loans:

(Dollars in thousands)	March 31, 2022	December 31, 2021
Real estate loans:
Non-farm non-residential owner occupied	$—	$—
Non-farm non-residential non-owner occupied	794	820
Residential	88	181
Construction, development & other	5,141	5,169
Farmland	—	—
Commercial & industrial	63	66
Consumer	—	—
Other	—	—

Total outstanding balances	$6,086	$6,236

Carrying amount	$4,888	$4,984

The following table presents the gross contractual amounts receivable balances, by portfolio segment, and the carrying amount of PCI loans:

	December 31,
(Dollars in thousands)	2021	2020
Real estate loans:
Non-farm non-residential owner occupied	$—	$—
Non-farm non-residential non-owner occupied	820	5,426
Residential	181	200
Construction, development & other	5,169	5,105
Farmland	—	—
Commercial & industrial	66	383
Consumer	—	—
Other	—	—

Total outstanding balances	$6,236	$11,114

Carrying amount	$4,984	$8,312

Schedule of Accretable Yield Collected on PCI Loans
Accretable yield, or income expected to be collected on PCI loans was as follows:

(Dollars in thousands)	March 31, 2022	December 31, 2021
Balance at beginning of year	$926	$2,261
Accretion of income	(45)	(1,335)

Balance at end of period	$881	$926

Accretable yield, or income expected to be collected on PCI loans was as follows:

	December 31,
(Dollars in thousands)	2021	2020	2019
Balance at beginning of year	$2,261	$83	$83
New loans acquired from Heritage acquisition	—	2,726	—
Accretion of income	(1,335)	(808)	—
Reclassifications from non-accretable difference	—	260	—
Disposals	—	—	—

Balance at end of year	$926	$2,261	$83